Employee Retirement plans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan, Cost Recognized	$ 1,372,000	$ 1,432,000	$ 1,498,000
Defined Benefit Plan, Benefit Obligation	2,819,000	2,106,000	1,880,000
Defined Contribution Plan, Employer Matching Contribution, Percent	25.00%	25.00%
Defined Contribution Plan Employer Contribution	49,000	49,000
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 140,000	$ 55,000	$ 72,000